UNREALIZED LOSSES ON SECURITIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Unrealized Gain (Loss) on Marketable Securities, Cost Method Investments, and Other Investments [Abstract]
Bank of America settlement	$ 80
Net accretion	110	124	$ 229
LESS: Income tax effect	$ 56	$ 64	$ 118
Number of positions that are impaired	33